CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 44,473,270	$ 48,129,194
Other financial assets	11,695,528	12,135,020
Trade receivables	207,320,974	158,006,474
Other receivables	18,298,672	28,824,998
Recoverable income tax	655,691	9,444,898
Inventories	125,929,768	140,426,975
Biological assets	294,134	146,842
Total current assets	408,668,037	397,114,401
NON-CURRENT ASSETS
Other financial assets	634,553	444,909
Other receivables	17,957,121	2,546,241
Recoverable income tax	10,889	16,286
Deferred tax assets	9,698,860	7,312,964
Investments in joint ventures and associates	39,786,353	39,296,810
Investment properties	560,783	3,589,749
Property, plant and equipment	74,573,278	67,853,835
Intangible assets	174,797,456	173,783,956
Goodwill	112,339,265	112,163,432
Right of use asset	11,601,752	13,936,575
Total non-current assets	441,960,310	420,944,757
Total assets	850,628,347	818,059,158
CURRENT LIABILITIES
Trade and other payables	168,732,469	150,807,674
Borrowings	136,747,198	107,639,659
Employee benefits and social security	7,340,958	9,606,707
Deferred revenue and advances from customers	3,923,140	24,875,662
Income tax payable	4,825,271	509,034
Consideration for acquisition	4,814,032	1,415,099
Lease liabilities	3,122,778	3,858,699
Total current liabilities	329,505,846	298,712,534
NON-CURRENT LIABILITIES
Borrowings	42,104,882	60,670,946
Deferred revenue and advances from customers	1,925,138	2,057,805
Joint ventures and associates	296,455	622,823
Deferred tax liabilities	34,500,445	35,785,347
Provisions	1,255,702	891,769
Consideration for acquisition	2,504,473	3,578,157
Secured notes	80,809,686	75,213,146
Lease liabilities	8,161,359	10,030,524
Total non-current liabilities	171,558,140	188,850,517
Total liabilities	501,063,986	487,563,051
EQUITY
Equity attributable to owners of the parent	314,008,930	298,594,088
Non-controlling interest	35,555,431	31,902,019
Total equity	349,564,361	330,496,107
Total equity and liabilities	$ 850,628,347	$ 818,059,158